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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 12/31/2011

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one): [ ] is a restatement
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

ThinkEquity LLC
600 Montgomery Street, Third Floor
San Francisco, CA  94111

Form 13F File Number:  028-12960

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
David Weitgenant
Deputy Director of Compliance
415-249-6313

Signature, Place and Date of Signing:

 /S/ David Weitgenant              San Francisco, CA        02 /10/2012
--------------------------         -----------------        -----------------
     [Signature]                   [City, State]            [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
                                                  ----------

Form 13F Information Table Entry Total:                   34
                                                  ----------

Form 13F Information Table Value Total (x$1000):     103,483
                                                  ----------
                                                  (thousands)

List of Other Included Managers:                   None

                                (See attachment)

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN MANAGERS SOLE SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -------- ---- ------ -------
ELAN CORPORATION PLC           ADR              284131208     6223   452921 SH       Sole                          452921
AEST, INC                      COM              8V84753         25    12500 SH       Sole                           12500
CANADIAN OIL SANDS LIMITED     COM              13643E105     4276   187564 SH       Sole                          187564
CENTURYTEL INC                 COM              156700106      395    10617 SH       Sole                           10617
CHIPOTLE MEXICAN GRILL INC CL  COM              169656105     5355    15854 SH       Sole                           15854
CROSS TIMBERS ROYALTY TRUST TR COM              22757R109      850    17400 SH       Sole                           17400
DISH NETWORK CORP CL A         COM              25470M109     1139    40000 SH       Sole                           40000
DOMINOS PIZZA INC              COM              25754A201     5737   168989 SH       Sole                          168989
DORCHESTER MINERALS L P        COM              25820R105     7137   314964 SH       Sole                          314964
ECHOSTAR CORPORATION           COM              278768106      222    10610 SH       Sole                           10610
HANSEN NATURAL CORP            COM              411310105     5286    57369 SH       Sole                           57369
HERBALIFE LTD                  COM              G4412G101     4603    89079 SH       Sole                           89079
HUGOTON ROYALTY TRUST TEXAS UN COM              444717102     1225    65037 SH       Sole                           65037
IAC/ INTERACTIVE CORPORATION   COM              44919P508     5411   127011 SH       Sole                          127011
INTUITIVE SURGICAL INC NEW     COM              46120E602     5683    12275 SH       Sole                           12275
MASTERCARD INC                 COM              57636Q104     5454    14630 SH       Sole                           14630
NEUSTAR INC CL A               COM              64126X201     5598   163834 SH       Sole                          163834
NORCAL COMMUNITY BANCORP       COM              655484103       16    10125 SH       Sole                           10125
NU SKIN ENTERPRISES INC        COM              67018T105     5120   105407 SH       Sole                          105407
NUANCE COMMUNICATIONS INC      COM              67020Y100     5005   198922 SH       Sole                          198922
PNC FINANCIAL SVCS GROUP INC   COM              693475105      346     6000 SH       Sole                            6000
PRESIDENT CASINOS INC ESCROW C COM              740ESC306        0    75000 SH       Sole                           75000
QUESTCOR PHARMACEUTICALS INC   COM              74835Y101     5416   130254 SH       Sole                          130254
RALPH LAUREN CORPORATION CL A  COM              751212101     4706    34085 SH       Sole                           34085
SAN JUAN BASIN ROYALTY TR-UBI  COM              798241105     1527    67093 SH       Sole                           67093
TITAN PHARMACEUTICALS INC      COM              888314101       14    12500 SH       Sole                           12500

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
ULTRA SALON COSMETICS & FRAGRA COM              90384S303     4898    75451 SH       Sole                           75451
VF CORPORATION                 COM              918204108     4873    38372 SH       Sole                           38372
VISA INC CL A COMMON STOCK     COM              92826C839     5910    58207 SH       Sole                           58207
CAPITAL ASSETS FUNDS TAX EXEMP MF               147539712       32    31666 SH       Sole                           31666
PIMCO CALIF MUN INCOME FUND    MF               72200N106      267    19895 SH       Sole                           19895
PIMCO FDS PAC INVT MGMT CL D   MF               72200Q679      410    35725 SH       Sole                           35725
TEMPLETON GLOBAL BOND FUND CL  MF               880208103      131    10524 SH       Sole                           10524
VANGUARD INFL-PROTECTED SECS   MF               922031869      193    13686 SH       Sole                           13686